Cost of revenues	12 Months Ended
Dec. 31, 2019
Cost of Revenue [Abstract]
Cost of revenues

20.   Cost of revenues

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Revenue sharing fees and content costs	5,727,081	8,272,696	12,861,431
Bandwidth costs	695,839	967,436	1,722,979
Payment handling costs	72,953	104,772	866,455
Salary and welfare	237,063	323,623	746,517
Technical service fee	18,232	42,686	327,403
Depreciation and amortization	128,639	117,293	282,162
Share-based compensation	42,759	74,339	81,254
Other taxes and surcharges	48,360	48,724	68,471
Other costs	55,476	65,565	191,678

Total	7,026,402	10,017,134	17,148,350